Convertible Redeemable Preferred Shares - Summary of Issuance of Convertible Redeemable Preferred Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended		50 Months Ended
	Sep. 14, 2020 USD ($) $ / shares shares	Jun. 03, 2019 USD ($) $ / shares shares	Dec. 07, 2018 CNY (¥) shares	Jul. 05, 2018 USD ($) $ / shares shares	Jun. 26, 2018 USD ($) $ / shares shares	May 25, 2021 USD ($) $ / shares shares	Sep. 16, 2019 USD ($) $ / shares shares	May 25, 2021 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Nov. 11, 2016 USD ($) $ / shares shares	Dec. 07, 2018 $ / shares	Aug. 31, 2012 $ / shares
Temporary Equity [Line Items]
Issuance, Shares									11,731,035	4,203,072
Proceeds from Issuance | ¥									¥ 1,138,232	¥ 512,715
Series A, B, C-1, C-2 Convertible Redeemable Preferred Shares | Issuance Date, August 31, 2012 to November 11, 2016
Temporary Equity [Line Items]
Issuance, Shares											44,887,552
Proceeds from Issuance | $											$ 63,902
Series A, B, C-1, C-2 Convertible Redeemable Preferred Shares | Issuance Date, August 31, 2012 to November 11, 2016 | Minimum
Temporary Equity [Line Items]
Issue Price per Share | $ / shares													$ 0.21
Series A, B, C-1, C-2 Convertible Redeemable Preferred Shares | Issuance Date, August 31, 2012 to November 11, 2016 | Maximum
Temporary Equity [Line Items]
Issue Price per Share | $ / shares											$ 2.65
Series C-3 Convertible Redeemable Preferred Shares | Issuance Date, June 26, 2018
Temporary Equity [Line Items]
Issuance, Shares					1,884,512
Issue Price per Share | $ / shares					$ 2.65
Proceeds from Issuance | $					$ 5,000
Series C-3 Convertible Redeemable Preferred Shares | Issuance Date, December 7, 2018
Temporary Equity [Line Items]
Issuance, Shares			7,819,871
Issue Price per Share | $ / shares												$ 2.65
Proceeds from Issuance | ¥			¥ 138,688
Series C-3 Convertible Redeemable Preferred Shares | Issuance Date, February 8, 2021 to May 25, 2021
Temporary Equity [Line Items]
Issuance, Shares								10,906,031
Issue Price per Share | $ / shares						$ 2.65
Proceeds from Issuance | ¥								¥ 192,122
Series D Convertible Redeemable Preferred Shares | Issuance Date, July 5, 2018 with Issue Price $10.83
Temporary Equity [Line Items]
Issuance, Shares				2,115,755
Issue Price per Share | $ / shares				$ 10.83
Proceeds from Issuance | $				$ 22,917
Series D Convertible Redeemable Preferred Shares | Issuance Date, July 5, 2018 with Issue Price $12.74
Temporary Equity [Line Items]
Issuance, Shares				7,952,405
Issue Price per Share | $ / shares				$ 12.74
Proceeds from Issuance | $				$ 101,340
Series E Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Issuance, Shares									1,953,652	4,203,072
Series E Convertible Redeemable Preferred Shares | Issuance Date, June 3 to September 16, 2019
Temporary Equity [Line Items]
Issuance, Shares							2,521,844
Issue Price per Share | $ / shares							$ 17.84
Proceeds from Issuance | $							$ 45,000
Series E Convertible Redeemable Preferred Shares | Issuance Date, June 3, 2019
Temporary Equity [Line Items]
Issuance, Shares		27,500,098
Issue Price per Share | $ / shares		$ 0.70
Proceeds from Issuance | $		$ 20,115
Series E+ Convertible Redeemable Preferred Shares | Issuance Date, February 8, 2021 to May 25, 2021
Temporary Equity [Line Items]
Issuance, Shares								1,953,652
Issue Price per Share | $ / shares						$ 17.84
Proceeds from Issuance | ¥								¥ 241,341
Series E+ Convertible Redeemable Preferred Shares | Issuance Date, September 4 to September 14, 2020
Temporary Equity [Line Items]
Issuance, Shares	4,203,072
Issue Price per Share | $ / shares	$ 17.84
Proceeds from Issuance | $	$ 75,000
Series F Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Issuance, Shares									9,777,383
Series F Convertible Redeemable Preferred Shares | Issuance Date, April 16, 2021 to May 25, 2021
Temporary Equity [Line Items]
Issuance, Shares						9,777,383
Issue Price per Share | $ / shares						$ 19.43
Proceeds from Issuance | $						$ 168,000